Earnings per share (Details) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares
Earnings per share [line items]
Profit/loss attributable to shareholders of Novartis AG | $	$ 24,021	$ 8,072	$ 11,732
Weighted average number of shares outstanding used in the basic earnings per share | shares	2,243	2,277	2,291
Adjustment for vesting of restricted shares, restricted share units and dilutive shares from options | shares	17	19	28
Weighted average number of shares in diluted earnings per share | shares	2,260	2,296	2,319
Basic earnings per share, Continuing operations	$ 10.71	$ 3.55	$ 3.12
Basic earnings per share, Discontinued operations			2.00
Total basic earnings per share	10.71	3.55	5.12
Diluted earnings per share, Continuing operations	10.63	3.52	3.08
Diluted earnings per share, Discontinued operations			1.98
Total diluted earnings per share	$ 10.63	$ 3.52	$ 5.06
Options excluded from the calculation	0	0	0
Continuing operations [member]
Earnings per share [line items]
Profit/loss attributable to shareholders of Novartis AG | $	$ 24,021	$ 8,072	$ 7,142
Discontinued operations [member]
Earnings per share [line items]
Profit/loss attributable to shareholders of Novartis AG | $			$ 4,590